UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07270)

Exact name of registrant as specified in charter: Putnam Municipal Bond Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Municipal Bond Fund
The fund's portfolio
7/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (157.1%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.2%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$411,752

Alaska (0.3%)
Northern Tobacco Securitization Corp. Rev. Bonds,
5 1/2s, 6/1/29 (Prerefunded)	Aaa	750,000	761,678

Arizona (1.7%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	1,175,000	1,298,281
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. NM), Ser. A, 6.3s, 12/1/26	Baa2	2,000,000	2,051,200
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	525,000	502,215
			3,851,696

Arkansas (1.3%)
Baxter Cnty., Hosp. Rev. Bonds, Ser. B, 5 5/8s, 9/1/28	Baa2	2,000,000	2,035,160
Independence Cnty., Poll. Control Rev. Bonds (Entergy,
Inc.), 5s, 1/1/21	A-	600,000	603,360
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AK,
Inc.), 4.6s, 10/1/17	A-	280,000	279,499
			2,918,019

California (17.9%)
CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	525,000	541,832
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s,
7/1/17	Aaa	2,400,000	2,403,000
CA State G.O. Bonds
5 1/8s, 4/1/23	A+	750,000	782,513
5s, 5/1/23	A1	3,000,000	3,107,250
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa	11,000,000	12,021,020
5 1/2s, 5/1/11	A2	3,000,000	3,204,540
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	1,000,000	1,044,150
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,753,798
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	270,000	268,763
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	640,000	647,693
Folsom, Pub. Fin. Wtr. Auth. Rev. Bonds, Ser. A, FSA,
5s, 12/1/30	Aaa	3,185,000	3,276,569
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	1,500,000	1,655,595
Ser. 03 A-1, 5s, 6/1/21	BBB	415,000	416,776
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	450,000	459,225
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1
-Westpark), 5 1/4s, 9/1/18	BB/P	875,000	892,693
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/20	BB/P	1,210,000	1,216,340
San Diego Cnty., Wtr. Auth. COP, FGIC, 5.681s, 4/23/08	Aaa	2,000,000	2,069,460
Santa Clara Cnty., Fin. Auth. Lease Rev. Bonds
(Multiple Fac.), Ser. I, AMBAC, 5s, 5/15/20	Aaa	3,175,000	3,358,579
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,400,000	1,444,688
			40,564,484

Colorado (4.2%)
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
B, zero %, 9/1/35 (Prerefunded)	Aaa	27,000,000	3,477,870
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	1,735,000	1,922,658
6 3/8s, 12/15/30	A3	1,765,000	1,917,337
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	AAA	2,000,000	2,271,420
			9,589,285

Delaware (0.7%)
GMAC Muni. Mtge. Trust 144A sub. notes
Ser. A1-3, 5.3s, 10/31/39	A3	500,000	515,830
Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	1,012,100
			1,527,930

Florida (3.6%)
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,519,215
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+	500,000	551,525
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	375,000	373,264
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Hosp. Hlth.
Care), Ser. E
6s, 10/1/26	A2	2,940,000	3,122,515
6s, 10/1/26 (Prerefunded)	A2	60,000	64,445
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	850,000	888,837
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A	500,000	516,270
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s,
5/1/15	BB-/P	450,000	450,216
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	175,000	175,226
Wentworth Estates Cmnty., Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	465,000	466,711
			8,128,224

Georgia (2.5%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	2,000,000	2,026,380
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	400,000	400,496
Henry Cnty., Wtr. & Swr. Auth. Rev. Bonds, FGIC,
5 5/8s, 2/1/30 (Prerefunded)	Aaa	1,875,000	2,004,338
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,155,000	1,159,216
			5,590,430

Hawaii (0.4%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	900,000	888,615

Idaho (0.5%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	1,195,000	1,210,499

Illinois (3.7%)
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa	2,750,000	2,834,425
IL Dev. Fin. Auth. Rev. Bonds (Midwestern U.), Ser. B,
6s, 5/15/26	A-	1,600,000	1,726,528
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A2	1,500,000	1,593,765
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	2,250,000	2,351,903
			8,506,621

Indiana (3.1%)
Franklin, Cmnty. Multi-School Bldg. Corp. Rev. Bonds
(First Mtge.), FGIC, 5s, 7/15/26	AAA	4,215,000	4,351,608
Hamilton Cnty., Pub. Bldg. Corp. G.O. Bonds (First
Mtge.), FSA, 5s, 2/1/26	Aaa	2,525,000	2,607,265
			6,958,873

Iowa (0.9%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	1,665,000	2,073,974

Kansas (0.8%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),

5 1/4s, 7/1/21	A3	250,000	261,793
Olathe, Hlth. Fac. VRDN (Olathe Med. Ctr.), Ser. A,
AMBAC, 3.68s, 9/1/32	A-1+	1,655,000	1,655,000
			1,916,793

Kentucky (1.8%)
Jefferson Cnty., Cap. Corp. Rev. Bonds, MBIA, 5 1/2s,
6/1/28	Aaa	2,000,000	2,060,780
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Healthcare, Inc.), Ser. A, 6 5/8s, 10/1/28	BBB+/F	1,875,000	2,027,494
			4,088,274

Louisiana (0.2%)
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	400,000	413,868

Maine (0.6%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba2	1,350,000	1,465,263

Massachusetts (11.2%)
MA State Dev. Fin. Agcy. Rev. Bonds (MA Biomedical
Research), Ser. C, 6 1/4s, 8/1/20	Aa3	2,850,000	3,076,034
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	BBB-/P	1,250,000	1,542,550
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	815,993
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa	11,650,000	12,170,522
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,232,950
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	500,690
MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s,
7/1/13 (Prerefunded)	Aaa	2,975,000	4,006,522
			25,345,261

Michigan (2.9%)
Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa	1,435,000	1,499,274
Detroit, City School Dist. G.O. Bonds, Ser. A, FSA,
6s, 5/1/29	AAA	1,000,000	1,186,480
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev.
Bonds (Intl. Paper Co.), Ser. A, 4.8s, 11/1/18	BBB	900,000	891,720
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	75,000	78,842
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,047,160
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	A-2	500,000	531,495
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s,
7/23/09	B	1,350,000	1,377,122
			6,612,093

Minnesota (1.7%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	2,500,000	2,506,375
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4s, 7/1/11	Aa1	475,000	471,851
MN State Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
6.05s, 7/1/31	Aa1	475,000	483,873
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth.
East), 6s, 11/15/25	Baa3	350,000	377,570
			3,839,669

Mississippi (1.9%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	500,000	590,285
Ser. B, 6.7s, 4/1/22	Baa2	530,000	620,036
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB-	2,000,000	2,009,600
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	660,000	687,053
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	465,000	484,911
			4,391,885

Missouri (2.3%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,500,000	1,571,970
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll.
4.4s, 3/1/14	AAA	215,000	213,762
3.8s, 3/1/10	AAA	335,000	330,079
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,000,000	1,030,390
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.

Homeowner Loan)
Ser. A, GNMA Coll., FNMA Coll., 7.2s, 9/1/26	AAA	230,000	234,892
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	990,000	1,024,541
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	700,000	738,220
			5,143,854

Nevada (6.9%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,000,000	5,205,850
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	684,880
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 6.1s, 12/1/38	Aaa	3,000,000	3,231,240
Henderson G.O. Bonds (Ltd. Tax -Swr.), FGIC, 5s, 6/1/29	Aaa	3,935,000	4,081,225
Henderson, Local Impt. Dist. Special Assmt.
(No. T-16), 5 1/8s, 3/1/25	BB-/P	1,000,000	995,810
(No. T-17), 5s, 9/1/25	BB-/P	225,000	222,266
Henderson, Local Impt. Dist. Special Assmt. Bonds (No.
T-14), 4 3/4s, 3/1/10	BB/P	1,140,000	1,148,162
			15,569,433

New Hampshire (0.4%)
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds,
3 1/2s, 7/1/27	Baa2	950,000	926,507

New Jersey (9.1%)
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 6/1/18	Aaa	5,000,000	5,368,350
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Terminal), MBIA, 5 1/4s, 1/1/19	AAA	2,000,000	2,135,100
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	650,000	702,624
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,000,000	1,029,120
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,750,000	1,851,868
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,800,000	2,019,408
NJ State Edl. Fac. Auth. Rev. Bonds (Fairleigh
Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	750,000	824,153
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness
Hlth. Care Ctr.), AMBAC, 5s, 5/1/27	Aaa	5,405,000	5,594,283
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s,
6/1/39	BBB	1,100,000	1,226,918
			20,751,824

New Mexico (1.5%)
Farmington, Poll. Control VRDN (AZ Pub. Service Co.),
Ser. B, 3.68s, 9/1/24	A-1+	2,100,000	2,100,000
NM Fin. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 6/15/22	Aaa	750,000	784,440
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	440,000	454,018
			3,338,458

New York (20.8%)
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa3	1,500,000	1,580,955
NY City, G.O. Bonds, Ser. C, 5 1/2s, 8/1/12	AA-	7,685,000	8,285,506
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	520,775
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	500,000	532,400
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	250,000	237,018
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
B, 5 3/4s, 6/15/26 (Prerefunded)	AA+	1,000,000	1,026,960
NY State Dorm. Auth. Mandatory Put Bonds, Ser. B,
5 1/4s, 5/15/12	AA-	13,100,000	13,937,221
NY State Dorm. Auth. Rev. Bonds (State U. Edl. Fac.),
Ser. A, 5 7/8s, 5/15/17	AA-	5,905,000	6,716,760
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,062,860
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	3,000,000	3,199,590
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 06/30/04, cost
$1,141,503) (RES)	BB/P	1,100,000	1,148,994
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	4,500,000	4,696,965
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landing), Ser. A, 8s, 10/1/30	B+/P	650,000	711,809
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	AAA	2,125,000	2,250,736
5s, 1/1/32	Aa2	375,000	382,459
			47,291,008

North Carolina (6.0%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 3/4s, 1/1/26	Baa2	2,000,000	2,104,120
Ser. B, 5.65s, 1/1/16	Baa2	1,000,000	1,055,470
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (First
Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	507,985
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A3	3,000,000	3,259,020
Ser. A, MBIA, 5 1/4s, 1/1/19	Aaa	5,400,000	5,724,918
U. of NC Chapel Hill Hosp. Rev. Bonds, Ser. A, 5s,
2/1/09	A+/P	1,000,000	1,025,430
			13,676,943

North Dakota (1.4%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	2,000,000	2,200,580
ND State Board of Higher Ed. Rev. Bonds (U. of ND Hsg.
& Auxillary Fac.), FSA, 5s, 4/1/21	Aaa	935,000	977,215
			3,177,795

Ohio (1.5%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	600,000	584,028
OH State Higher Ed. Fac. Comm. Rev. Bonds (John
Carroll U.), 5 1/4s, 11/15/33	A2	500,000	521,770
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,170,000	2,318,775
			3,424,573

Oklahoma (1.5%)
Durant, Cmnty. Facs. Auth. G.O. Bonds, XLCA, 5 3/4s,
11/1/24	AAA	1,730,000	1,911,304
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,075,000	1,139,016
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	300,000	315,318
			3,365,638

Oregon (0.4%)
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	845,000	868,347

Pennsylvania (10.5%)
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory
Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	1,350,000	1,342,197
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (USX Corp.),
5.6s, 3/1/33	Baa1	2,025,000	2,086,985
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	530,000	532,862
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	695,000	727,519
Dauphin Cnty., Hosp. Auth. Rev. Bonds (Hapsco-Western
PA Hosp.), Ser. A, MBIA, 6 1/2s, 7/1/12	Aaa	5,000,000	5,006,250
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	1,500,000	1,574,565
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,027,160
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A
6.6s, 1/1/19	B+	400,000	398,996
6 1/2s, 1/1/13	B+	1,000,000	999,940
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	782,408
(Philadelphia College of Osteopathic Medicine), 5s,
12/1/09	A	1,100,000	1,130,789
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s,
9/1/25	Aaa	2,505,000	2,576,994
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13
(In default) (NON)	Ca	1,473,997	1,474
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,100,000	1,179,541
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	3,000,000	3,439,740
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,000,000	1,101,260
			23,908,680

Puerto Rico (1.6%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	250,000	259,383

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
B, 6s, 7/1/39 (Prerefunded)	BBB+	3,000,000	3,272,700
			3,532,083

South Carolina (3.3%)
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,000,000	1,139,720
SC Jobs Econ. Dev. Auth. Hosp. Fac. (Palmetto Hlth.),
Ser. C, 6s, 8/1/20	Baa1	165,000	177,255
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	700,000	807,968
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,335,000	1,498,230
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B
6 3/8s, 5/15/30	BBB	2,000,000	2,250,520
6 3/8s, 5/15/28	BBB	1,500,000	1,604,430
			7,478,123

Tennessee (5.1%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. -Mountain States Hlth.), Ser. A
7 1/2s, 7/1/33	BBB+	2,425,000	2,809,217
MBIA, 6s, 7/1/21	Aaa	7,000,000	7,532,910
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	A3	630,000	718,584
6 1/2s, 9/1/26 (Prerefunded)	A3	370,000	422,026
			11,482,737

Texas (12.2%)
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	1,500,000	1,490,580
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev.
Bonds, Ser. A, FGIC, 5 3/4s, 11/1/13	Aaa	5,000,000	5,365,900
Frisco Indpt. School Dist. G.O. Bonds (School Bldg.),
Ser. B, MBIA, 5s, 7/15/28	Aaa	2,515,000	2,584,666
Gulf Coast, Waste Disp. Auth. Rev. Bonds (Valero
Energy Corp.), 6.65s, 4/1/32	Baa3	1,000,000	1,084,820
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Class A, 5 1/4s,
12/1/17	A+	1,500,000	1,582,650
New Caney, Indpt. School Dist. G.O. Bonds, FGIC, 5s,
2/15/29	Aaa	2,405,000	2,470,584
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,500,000	1,573,725
San Antonio, Muni. Drain Util. Syst. Rev. Bonds, MBIA,
5 1/4s, 2/1/23	Aaa	2,945,000	3,118,667
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa	8,000,000	8,470,400
			27,741,992

Utah (0.3%)
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	675,000	705,301

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23,
FSA, 5s, 5/1/34	Aaa	290,000	296,035

Virginia (1.1%)
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	500,000	520,535
Richmond, Pub. Util. Rev. Bonds, FSA, 5s, 1/15/27	Aaa	2,000,000	2,079,580
			2,600,115

Washington (4.6%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	900,000	986,904
6 1/2s, 6/1/26	BBB	2,315,000	2,527,563
WA State G.O. Bonds, Ser. E, MBIA
5s, 1/1/28	Aaa	3,125,000	3,224,438
5s, 1/1/27	Aaa	3,680,000	3,802,323
			10,541,228

West Virginia (1.2%)
West Virginia U. Rev. Bonds, Ser. C, FGIC, 5s, 10/1/28	Aaa	2,530,000	2,604,989

Wisconsin (3.2%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,600,000	2,876,432
6 3/8s, 6/1/32	BBB	2,600,000	2,794,896
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30	A2	1,600,000	1,693,349

7,364,677

Total municipal bonds and notes (cost $345,730,529)	$356,845,526

TOTAL INVESTMENTS

Total investments (cost $345,730,529) (b)	$356,845,526

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	21	$2,226,656	Sep-06	($11,225)

NOTES

(a) Percentages indicated are based on net assets of $227,164,592.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F".

(b) The aggregate identified cost on a tax basis is $345,739,346, resulting in gross unrealized appreciation and depreciation of $14,553,259 and $3,447,079, respectively, or net unrealized appreciation of $11,106,180.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2006 was $1,148,994 or 0.5% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at July 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

Health care	36.7%
Utilities	30.0
Transportation	20.5

The fund had the following insurance concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

AMBAC	24.1%
MBIA	21.7
FGIC	14.0

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Bond Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006